Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Entity Central Index Key	0000856671
Document Period End Date	May 31, 2024
C000178768 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class I
Trading Symbol	JCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class I/JCAFX) returned 5.12% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class I/JCAFX)	5.12%	1.47%	2.57%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 377,888,540
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 1,462,389
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001742 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class A
Trading Symbol	TACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class A/TACAX) returned 4.86% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class A/TACAX)	0.62%	0.47%	2.03%
California Municipal Bond Fund (Class A/TACAX)—excluding sales charge	4.86%	1.30%	2.45%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 377,888,540
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 1,462,389
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000193017 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class R6
Trading Symbol	JCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class R6/JCSRX) returned 5.03% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class R6/JCSRX)	5.03%	1.49%	2.57%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 377,888,540
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 1,462,389
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001744 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class C
Trading Symbol	TCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$156	1.53%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class C/TCCAX) returned 4.07% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class C/TCCAX)	3.07%	0.54%	1.68%
California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge	4.07%	0.54%	1.68%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 377,888,540
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 1,462,389
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.